Share-Based Compensation (Details) - Schedule of Restricted Stock Units Granted - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation (Details) - Schedule of Restricted Stock Units Granted [Line Items]
Number of shares, Nonvested at beginning of period	157,560	229,331
Weighted average grant date fair value, Nonvested at beginning of period	$ 10.02	$ 10.08
Number of shares, Granted	529,854		236,706
Weighted average grant date fair value, Granted	$ 1.9		$ 10.22
Number of shares, Vested	(52,521)	(67,458)
Weighted average grant date fair value, Vested	$ 10.05	$ 9.91
Number of shares, Forfeited	(13,758)	(4,313)	(7,375)
Weighted average grant date fair value, Forfeited	$ 9.77	$ 14.67	$ 14.67
Number of shares, Nonvested at end of period	621,135	157,560	229,331
Weighted average grant date fair value, Nonvested at end of period	$ 3.14	$ 10.02	$ 10.08